Investments (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	$ (563)	$ (937)	$ (2,376)
Portion of loss recognized in other comprehensive income	(33)	(64)	457
Net other-than-temporary impairment losses recognized in earnings	(596)	(1,001)	(1,919)
Fixed income securities
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(361)	(760)	(1,661)
Portion of loss recognized in other comprehensive income	(33)	(64)	457
Net other-than-temporary impairment losses recognized in earnings	(394)	(824)	(1,204)
Municipal
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(59)	(203)	(140)
Portion of loss recognized in other comprehensive income	(3)	24	10
Net other-than-temporary impairment losses recognized in earnings	(62)	(179)	(130)
Corporate
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(30)	(68)	(213)
Portion of loss recognized in other comprehensive income	6	2	(13)
Net other-than-temporary impairment losses recognized in earnings	(24)	(66)	(226)
Foreign government
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(1)		(17)
Net other-than-temporary impairment losses recognized in earnings	(1)		(17)
Residential mortgage-backed securities ("RMBS")
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(196)	(381)	(672)
Portion of loss recognized in other comprehensive income	(39)	(47)	384
Net other-than-temporary impairment losses recognized in earnings	(235)	(428)	(288)
Commercial mortgage-backed securities ("CMBS")
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(66)	(94)	(411)
Portion of loss recognized in other comprehensive income	1	(27)	102
Net other-than-temporary impairment losses recognized in earnings	(65)	(121)	(309)
Asset-backed securities ("ABS")
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(9)	(14)	(208)
Portion of loss recognized in other comprehensive income	2	(16)	(26)
Net other-than-temporary impairment losses recognized in earnings	(7)	(30)	(234)
Equity securities
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(139)	(57)	(264)
Net other-than-temporary impairment losses recognized in earnings	(139)	(57)	(264)
Mortgage loans
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(37)	(71)	(103)
Net other-than-temporary impairment losses recognized in earnings	(37)	(71)	(103)
Limited partnership interests
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(6)	(46)	(308)
Net other-than-temporary impairment losses recognized in earnings	(6)	(46)	(308)
Other
Other-than-temporary impairment losses by asset type
Total other-than-temporary impairment losses	(20)	(3)	(40)
Net other-than-temporary impairment losses recognized in earnings	$ (20)	$ (3)	$ (40)